Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standards also establish a framework for measuring fair value and a valuation hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. Classification within the hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation hierarchy contains three levels:

•	Level 1—Quoted prices (unadjusted) for identical assets or liabilities in active markets

•

Level 2—Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable

•	Level 3—Significant inputs to the valuation model are unobservable

We used the following fair value measurements for certain of our assets and liabilities during the years ended December 31, 2011 and 2010:

Level 1 Classification:

Available for Sale Securities

At December 31, 2011, the Company held common stock of a company publicly traded on the TSX Venture Exchange with quoted prices in active markets. Accordingly, the fair market value measurements of these securities have been classified as Level 1.

Level 2 Classification:

Derivative Instruments

At December 31, 2011 and December 31, 2010, the Company had commodity derivative financial instruments in place. The Company does not apply hedge accounting; therefore, the changes in fair value subsequent to the initial measurement are recorded as income or expense. The estimated fair value amounts of the Company's derivative instruments have been determined at discrete points in time based on relevant market information which resulted in the Company classifying such derivatives as Level 2. Although the Company's derivative instruments are valued using public indexes, the instruments themselves are traded with unrelated counterparties and are not openly traded on an exchange. See Note 5—Financial Instruments and Derivatives, for additional information.

As of December 31, 2011, the Company's derivative contracts were with Bank of Montreal, Keybank National Association, Credit Suisse Energy, LLC, UBS AG London Branch, and Deutsche Bank AG London Branch, which are participants in our revolving credit facility, and have investment grade credit ratings which are believed to have a minimal credit risk. As such, the Company is exposed to credit risk to the extent of nonperformance by the counterparties in the derivative contracts discussed above; however, the Company does not anticipate such nonperformance.

Fair value measurements on a recurring basis December 31, 2011 (in thousands)
	Level 1	Level 2	Level 3
Available for sale securities	$497	$—	$—

Commodity derivatives	$—	$6,924	$—

Total assets at fair value	$497	$6,924	$—

Commodity derivatives	$—	$11,912	$—

Total liabilities at fair value	$—	$11,912	$—

Fair value measurements on a recurring basis December 31, 2010 (in thousands)
	Level 1	Level 2	Level 3
Commodity derivatives	$—	$—	$—

Total assets as fair value	$—	$—	$—

Commodity derivatives	$—	$778	$—

Total liabilities at fair value	$—	$778	$—